Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 1,355	$ 1,159
Income tax expense at statutory rate of 26.5% (2021 - 26.5%)	359	307
Net temporary differences recoverable in future rates charged to customers:
Impact of DTA Implementation Decision	96	9
Capital cost allowance in excess of depreciation and amortization	(90)	(81)
Overheads capitalized for accounting but deducted for tax purposes	(35)	(22)
Interest capitalized for accounting but deducted for tax purposes	(17)	(16)
Pension and post-retirement benefit contributions in excess of pension expense	(11)	(9)
Environmental expenditures	(9)	(8)
Other	0	(1)
Net temporary differences attributable to regulated business	(66)	(128)
Net permanent differences	(3)	0
Total income tax expense	$ 290	$ 179
Effective income tax rate	21.40%	15.40%
Statutory income tax rate	26.50%	26.50%